UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.4%
County of Jefferson Alabama, RB, Series A,
5.25%, 1/01/19	$1,490	$1,490,060

Alaska – 1.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,715	1,721,174
5.00%, 6/01/46	2,250	1,976,670

		3,697,844

Arizona – 0.8%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A,
6.75%, 7/01/29	1,000	705,700
Pima County IDA, RB:
6.75%, 7/01/21	305	306,583
Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,875	1,881,956

		2,894,239

California – 11.0%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,535,434
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	1,180	1,321,458
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,809,738
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	1,025	1,073,575
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	2,560	2,661,273
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	1,230	1,256,814
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,185	1,453,663
City of Los Angeles Department of Airports, Refunding RB, Series A,
5.25%, 5/15/39	800	907,824
San Marcos Unified School District, CAB, GO, Election of 2010, Series B(a):
4.86%, 8/01/41	5,000	1,272,400
4.88%, 8/01/42	2,000	482,300
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,525	3,139,863
6.50%, 4/01/33	14,925	18,557,745

		38,472,087

Colorado – 2.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D,
6.25%, 10/01/33	1,060	1,277,470
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project,
5.00%, 12/01/42	1,000	1,074,780
Plaza Metropolitan District No. 1 Colorado Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 6/01/14(b)	3,300	3,662,340
Subordinate, 8.13%, 12/01/25	820	820,016
University of Colorado, RB, Series A,
5.75%, 6/01/28	750	921,465

		7,756,071

Connecticut – 1.8%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit,
5.00%, 11/15/40	1,375	1,542,145
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University,
5.00%, 7/01/35	3,385	3,853,822
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution,
6.25%, 1/01/31	950	950,779

		6,346,746

Delaware – 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project,
6.00%, 10/01/40	1,125	1,272,139
Delaware State EDA, RB, Exempt Facilities, Indian River Power,
5.38%, 10/01/45	4,065	4,350,322

		5,622,461

District of Columbia – 2.3%
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 4.74%, 10/01/33(a)	6,590	2,503,739
CAB, Second Senior Lien, Series B (AGC), 4.80%, 10/01/34(a)	4,830	1,729,381

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
CAB, Second Senior Lien, Series B (AGC), 4.82%, 10/01/35(a)	$6,515	$2,215,361
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,663,275

		8,111,756

Florida – 4.8%
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1,
5.38%, 10/01/41	1,165	1,327,937
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A,
6.38%, 5/01/35(c)(d)	2,350	1,235,583
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT,
7.13%, 4/01/30	2,720	2,721,306
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	2,265	2,895,100
Midtown Miami Community Development District, Special Assessment Bonds, Series A,
6.25%, 5/01/37	915	931,607
Palm Coast Park Community Development District, Special Assessment Bonds,
5.70%, 5/01/37	1,175	813,053
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	1,370	1,548,867
Series B, 5.00%, 7/01/42	2,510	2,801,210
Village Community Development District No. 10, Special Assessment Bonds,
5.13%, 5/01/43	2,480	2,442,304

		16,716,967

Georgia – 3.6%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare,
5.25%, 11/15/39	130	144,381
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A,
6.13%, 2/15/26	2,000	2,047,680
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, Third Indenture Series A,
5.00%, 7/01/39	3,465	3,989,670
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18(e)	205	216,166
6.60%, 1/01/18	4,370	4,901,130
Municipal Electric Authority of Georgia, Refunding RB, Series X,
6.50%, 1/01/20	990	1,165,250

		12,464,277

Hawaii – 0.5%
State of Hawaii, RB, Harbor System, Series A,
5.25%, 7/01/30	1,355	1,582,830

Illinois – 16.9%
Chicago Illinois Board of Education, GO, Refunding, Series A,
5.50%, 12/01/39	2,110	2,466,611
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue,
5.25%, 12/01/40	1,050	1,202,271
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C (AGM),
6.50%, 1/01/41	5,865	7,584,325
City of Chicago Illinois, GO, Public Improvement Project, Series A,
5.00%, 1/01/34	4,535	5,055,709
City of Chicago Illinois, Sales Tax Revenue, Refunding RB, Series A,
5.25%, 1/01/38	820	946,050
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East,
6.75%, 12/01/32	800	819,544
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A,
6.57%, 2/15/13	300	300,141
City of Chicago Illinois Waterworks Revenue, Refunding RB,
5.00%, 11/01/42	2,865	3,240,029
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	6,026,950
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	305	306,610
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	970	1,102,803
Ascension Health, Series A, 5.00%, 11/15/42	1,765	1,992,208
Central DuPage Health, Series B, 5.50%, 11/01/39	1,610	1,827,881
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
Series B, 5.00%, 6/15/50	3,150	3,442,793
Series B-2, 5.00%, 6/15/50	2,500	2,731,525
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,335	1,588,196

2	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB (concluded):
6.00%, 6/01/28	$1,140	$1,369,037
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,175	1,416,651
Series A (NPFGC), 6.70%, 11/01/21	6,450	7,712,265
Series C (NPFGC), 7.75%, 6/01/20	2,500	3,130,350
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	630	721,860
Village of Hodgkins Illinois, RB, MBM Project, AMT,
6.00%, 11/01/23	2,800	2,804,228
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project,
6.00%, 1/01/25	1,350	1,357,668

		59,145,705

Indiana – 3.2%
Carmel Redevelopment Authority, Refunding RB, Series A:
4.00%, 8/01/35	1,130	1,192,173
4.00%, 8/01/38	1,810	1,893,043
Indiana Finance Authority, RB:
Sisters of St. Francis Health, 5.25%, 11/01/39	840	927,646
Wastewater Utility, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,580	1,831,172
Indiana Finance Authority, Refunding RB:
Community Health Network, Series A, 5.00%, 5/01/42	1,885	2,075,441
Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,233,368

		11,152,843

Iowa – 1.0%
Iowa Finance Authority, RB, Alcoa, Inc. Project,
4.75%, 8/01/42	1,150	1,168,469
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT,
5.15%, 12/01/22	1,950	2,242,968

		3,411,437

Kansas – 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A,
5.00%, 1/01/40	1,660	1,813,882

Kentucky – 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	1,010	1,203,516

Louisiana – 4.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1,
6.50%, 11/01/35	3,320	3,931,345
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A,
5.00%, 7/01/36	350	400,088
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project,
6.50%, 1/01/17	7,500	7,546,200
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project,
6.20%, 2/01/25	3,600	3,613,284

		15,490,917

Maine – 0.3%
Maine State Turnpike Authority, RB, Series A,
5.00%, 7/01/42	885	1,018,272

Maryland – 1.5%
County of Montgomery Maryland, GO, West Germantown Development District, Senior Series A (Radian),
6.70%, 7/01/27	1,130	1,144,521
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT,
4.90%, 9/01/42	1,500	1,548,630
Maryland EDC, RB, Transportation Facilities Project, Series A,
5.75%, 6/01/35	435	496,592
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	830	927,052
Maryland Health & Higher Educational Facilities Authority, RB, University Of Maryland Medical System, Series B (NPFGC),
7.00%, 7/01/22	955	1,168,442

		5,285,237

Massachusetts – 2.9%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	1,805	1,975,627
Massachusetts HFA, RB, AMT: S/F, Series 130,
5.00%, 12/01/32	2,720	2,829,371
Series A, 5.20%, 12/01/37	2,830	2,943,285
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	2,075	2,236,642

		9,984,925

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan – 6.6%
City of Detroit Michigan, Sewage Disposal System, Refunding RB, Senior Lien, Series B (AGM),
7.50%, 7/01/33	$910	$1,137,127
City of Detroit Michigan, Water Supply System, RB, Senior Lien, Series A,
5.25%, 7/01/41	3,075	3,324,475
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital,
5.50%, 5/15/36	1,380	1,531,759
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	5,391,861
McLaren Health Care, 5.75%, 5/15/38	8,560	9,889,025
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,400	1,790,124

		23,064,371

Mississippi – 1.4%
County of Lowndes Mississippi, Solid Waste Disposal & Pollution Control, Refunding RB, Weyerhaeuser Co. Project, Series A,
6.80%, 4/01/22	3,000	3,623,730
University of Southern Mississippi, RB, Campus Facilities Improvements Project,
5.38%, 9/01/36	1,065	1,212,332

		4,836,062

Nebraska – 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	932,456
5.00%, 9/01/42	1,445	1,584,790

		2,517,246

New Jersey – 2.4%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT,
6.25%, 9/15/29	1,955	1,992,282
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association,
6.63%, 7/01/36(c)(d)	1,680	17
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA,
6.38%, 10/01/28	1,010	1,088,901
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A,
5.50%, 6/15/41	1,635	1,900,082
Port Authority of New York & New Jersey, RB, JFK International Air Terminal,
6.00%, 12/01/42	1,250	1,485,975
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	1,845	1,840,369

		8,307,626

New York – 8.8%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	9,405	11,967,486
Series E, 5.00%, 11/15/42	540	610,924
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D,
5.25%, 11/15/40	1,205	1,363,397
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,968,173
Series C, 6.80%, 6/01/28	690	698,942
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	685	691,768
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	6,700	7,520,348
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	1,220	1,449,762
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/42	1,775	1,999,094
Port Authority of New York & New Jersey, RB, JFK International Air Terminal,
6.00%, 12/01/36	1,165	1,384,929
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1,
6.50%, 7/01/17	1,000	1,007,810

		30,662,633

North Carolina – 1.5%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT,
5.75%, 8/01/35	1,675	1,553,613
North Carolina Medical Care Commission, RB, Duke University Health System, Series A,
5.00%, 6/01/42	1,400	1,557,388
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project,
6.00%, 4/01/38	2,000	2,108,980

		5,219,981

4	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon – 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System,
5.00%, 8/01/37	$250	$290,393

Pennsylvania – 1.9%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	2,205	1,874,206
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A,
6.13%, 1/01/25	880	886,873
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care,
6.13%, 2/01/28	420	428,127
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project,
5.00%, 11/15/40	1,890	2,109,467
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT,
7.75%, 12/01/17	1,265	1,266,948

		6,565,621

Puerto Rico – 3.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.50%, 8/01/44	4,255	4,829,935
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB(a):
Series A (NPFGC), 5.60%, 8/01/41	8,580	1,778,806
Series A (NPFGC), 5.65%, 8/01/46	13,400	2,071,104
Series C, 5.57%, 8/01/39	18,670	4,353,844

		13,033,689

South Carolina – 1.1%
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	3,280	3,697,642

South Dakota – 0.3%
South Dakota Health and Educational Facilities Authority, RB, Series E,
5.00%, 11/01/42	1,070	1,173,737

Tennessee – 0.4%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A,
6.00%, 2/15/24	1,000	1,000,790
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C,
5.00%, 11/15/47	210	237,890

		1,238,680

Texas – 11.7%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT,
7.70%, 4/01/33	1,500	247,530
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A-7, AMT,
6.63%, 5/15/33	3,000	3,027,360
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien,
6.25%, 1/01/46	2,140	2,524,323
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue,
5.00%, 11/15/37	630	736,168
City of Dallas Texas, Refunding RB, Waterworks & Sewer System,
5.00%, 10/01/35	1,510	1,739,973
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT,
6.75%, 7/01/21	4,820	4,837,834
Dallas Fort Worth International Airport, Refunding RB, AMT,
5.00%, 11/01/35	2,550	2,785,824
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc., Series B,
4.75%, 11/01/42	1,475	1,516,654
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B,
7.25%, 12/01/35	2,000	2,491,660
North Texas Tollway Authority, Refunding RB, First Tier, Series A,
6.25%, 1/01/39	7,000	8,064,910
Texas Municipal Gas Acquisition & Supply Corp. III, RB,
5.00%, 12/15/29	1,885	2,056,855
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,649,920
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,588,600
University of Texas System, Refunding RB, Financing System, Series B,
5.00%, 8/15/43	3,080	3,618,384

		40,885,995

Utah – 0.7%
County of Utah, RB, IHC Health Services, Inc.,
5.00%, 5/15/43	2,010	2,266,818

Virginia – 3.0%
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	500	519,600
5.13%, 10/01/42	3,440	3,564,528

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Route 460 Funding Corp. of Virgina Toll Road, RB, Senior Lien, Series A,
5.13%, 7/01/49	$1,230	$1,345,030
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River, AMT:
5.25%, 1/01/32	1,615	1,769,394
6.00%, 1/01/37	1,830	2,103,914
5.50%, 1/01/42	1,155	1,261,352

		10,563,818

Washington – 2.4%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A,
6.75%, 5/15/21(b)	1,980	2,785,623
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,505,416
Providence Health & Services, Series A, 5.00%, 10/01/42	1,015	1,141,560

		8,432,599

Wisconsin – 3.3%
State of Wisconsin, Refunding RB, Series A,
6.00%, 5/01/36	7,100	8,673,644
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	2,465	2,795,556

		11,469,200

Total Municipal Bonds – 111.1%		387,888,183

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
Arizona – 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	2,450	2,787,369

California – 8.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	3,271	3,796,333
California Educational Facilities Authority, RB, University of Southern California, Series B,
5.25%, 10/01/39(g)	2,610	3,056,127
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	5,940	6,720,546
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	2,290	2,618,821
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	1,077	1,308,975
San Francisco City & County Public Utilities Commission, RB, Series B,
5.00%, 11/01/39	9,480	10,757,335

		28,258,137

Colorado – 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A,
5.50%, 7/01/34(g)	2,129	2,438,093

Connecticut – 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3,
5.05%, 7/01/42	6,000	6,873,960

Florida – 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System,
5.00%, 10/01/34	5,679	6,426,784

Illinois – 1.4%
City of Chicago Illinois, Refunding RB, Second Lien (AGM),
5.25%, 11/01/33	1,320	1,525,286
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	2,999	3,414,859

		4,940,145

Maryland – 2.1%
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health, Series B,
5.00%, 11/15/51	4,160	4,655,040
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM),
5.00%, 7/01/41	2,290	2,588,112

		7,243,152

Massachusetts – 4.6%
Massachusetts School Building Authority, RB:
(AGM), 5.00%, 8/15/15(b)	1,275	1,402,774
(AGM), 5.00%, 8/15/30	8,725	9,599,376
Sales Tax Revenue, Senior, Series B, 5.00%, 10/15/41	4,530	5,223,181

		16,225,331

Michigan – 0.9%
Detroit Water and Sewerage Department, Refunding RB, Sewage Disposal System, Senior Lien, Series A:
5.00%, 7/01/32	1,563	1,691,700

6	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)	Par (000)	Value
Michigan (concluded)
Detroit Water and Sewerage Department, Refunding RB, Sewage Disposal System, Senior Lien, Series A (concluded):
5.25%, 7/01/39	$1,349	$1,469,598

		3,161,298

New Hampshire – 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College,
5.25%, 6/01/39(g)	2,009	2,364,510

New Jersey – 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation, Series B,
5.25%, 6/15/36	2,460	2,819,947

New York – 11.5%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A,
5.75%, 2/15/47	1,610	1,921,061
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
Series DD, 5.00%, 6/15/37	6,299	7,156,835
Series FF-2, 5.50%, 6/15/40	1,575	1,858,567
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Sub-Series E-1,
5.00%, 2/01/42	2,459	2,826,142
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction,
5.25%, 12/15/43	10,740	12,356,632
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	6,440	7,640,287
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	5,789	6,251,484

		40,011,008

North Carolina – 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A,
5.00%, 10/01/41	6,239	6,952,717

Ohio – 5.4%
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A,
5.25%, 1/01/33	2,400	2,672,952
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A,
5.50%, 1/01/39	13,843	16,105,187

		18,778,139

South Carolina – 1.6%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A,
5.50%, 1/01/38(g)	4,995	5,781,563

Texas – 2.9%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Sales and Use Tax Bonds, Series A,
5.00%, 11/01/41	3,400	3,894,394
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae),
5.25%, 9/01/32	2,981	3,139,552
Texas State University Systems, Refunding RB (AGM),
5.00%, 3/15/30	2,743	3,060,444

		10,094,390

Utah – 0.9%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc.,
5.00%, 8/15/41	2,774	3,070,260

Washington – 5.4%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	5,684,350
5.00%, 11/01/36	4,000	4,547,480
(AGM), 5.00%, 11/01/32	7,693	8,722,349

		18,954,179

Wisconsin – 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39(g)	2,499	2,778,109

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 54.4%		189,959,091

Total Long-Term Investments (Cost – $515,311,380) – 165.5%		577,847,274

Short-Term Securities	Shares
Money Market Fund – 0.7%
FFI Institutional Tax-Exempt Fund,
0.01%(h)(i)	2,536,105	2,536,105

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Connecticut – 1.0%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA),
0.12%, 2/01/13(j)	$3,600	$3,600,000

Massachusetts – 0.3%
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1,
0.09%, 2/07/13(j)	900	900,000

Total Short-Term Securities (Cost – $7,036,105) – 2.0%		7,036,105

Total Investments (Cost – $522,347,485*) – 167.5%		584,883,379
Other Assets Less Liabilities – 1.1%		3,835,876
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (28.5)%		(99,515,911)
VMTP Shares, at Liquidation Value – (40.1)%		(140,000,000)

Net Assets Applicable to Common Shares – 100.0%		$349,203,344

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$422,641,605

Gross unrealized appreciation	$66,690,252
Gross unrealized depreciation	(3,919,876)

Net unrealized appreciation	$62,770,376

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $8,722,888.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	40,158	2,495,947	2,536,105	$35

(i)	Represents the current yield as of report date.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	CAB	Capital Appreciation Bonds
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	ERB	Education Revenue Bonds

8	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

Portfolio Abbreviations

GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$577,847,274	–	$577,847,274
Short-Term Securities	$2,536,105	4,500,000	–	7,036,105

Total	$2,536,105	$582,347,274	–	$584,883,379

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(130,392)	–	$(130,392)
TOB Trust certificates	–	(99,471,398)	–	(99,471,398)
VMTP Shares	–	(140,000,000)	–	(140,000,000)

Total	–	$(239,601,790)	–	$(239,601,790)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.
Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.
Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniVest Fund II, Inc.
Date: March 26, 2013